Statements of Cash Flows (Sound Concepts, Inc.) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (12,127,000)	$ (7,266,000)
Adjustments to reconcile net income (loss) to net cash provided by (used) in operating activities:
Depreciation of property and equipment	20,000	22,000
Changes in operating assets and liabilities:
Accounts receivable	(1,000)	8,000
Other assets	2,000	7,000
Deferred revenue
Net cash provided by (used in) operating activities	(4,157,000)	(1,677,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	4,780,000	1,671,000
NET (DECREASE)/INCREASE IN CASH	623,000	(6,000)
Cash - beginning of period	11,000	17,000
Cash - end of period	634,000	11,000	$ 17,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	402,000	326,000
Sound Concepts, Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	398,000	(15,000)	(745,000)
Adjustments to reconcile net income (loss) to net cash provided by (used) in operating activities:
Allowance for doubtful accounts	19,000	(24,000)	7,000
Inventory reserve	(66,000)	(76,000)	95,000
Gain from disposal of property and equipment	(20,000)
Depreciation of property and equipment	35,000	59,000	67,000
Amortization
Changes in operating assets and liabilities:
Accounts receivable	(82,000)	(240,000)	(15,000)
Inventory	250,000	254,000	(373,000)
Prepaid expenses	(63,000)	(11,000)	(16,000)
Other assets	(9,000)	10,000	(1,000)
Accounts payable	51,000	(512,000)	755,000
Accrued liabilities and payroll	(97,000)	60,000	70,000
Customer deposits	24,000	(79,000)	88,000
Deferred revenue	(145,000)	185,000	40,000
Net cash provided by (used in) operating activities	295,000	(389,000)	(28,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(45,000)	(5,000)	(8,000)
Net cash used in investing activities	(45,000)	(5,000)	(8,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances to related party	46,000	(14,000)	(32,000)
Credit line payable	(280,000)	280,000
Notes payable	(10,000)	(20,000)	(19,000)
Net cash provided by (used in) financing activities	(244,000)	246,000	(51,000)
NET (DECREASE)/INCREASE IN CASH	6,000	(148,000)	(87,000)
Cash - beginning of period	78,000	226,000	313,000
Cash - end of period	84,000	78,000	226,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	9,000	2,000
Supplemental non-cash investing and financing activities:
Note payable incurred on acquisition of vehicle	$ 36,000